Financial Instruments - Summary of Costs, Net Unrealized Gain (Losses), and Fair Value by Major Security Type for Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 9,651	$ 13,750
Cost or Amortized Cost	182,448
Unrealized gains	2	2
Unrealized losses	(523)	(2,380)
Aggregate fair value	181,927
Cost or Amortized Cost, Total	192,099	215,394
Aggregate fair value, Total	191,578	213,016
Cash and cash equivalents	15,744	18,673
Marketable securities	176,357	196,135
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	9,651	13,750
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost	182,448	201,644
Unrealized gains	2	2
Unrealized losses	(523)	(2,380)
Aggregate fair value	181,927	199,266
Cash and cash equivalents	6,093	4,923
Marketable securities	176,357	196,135
Level 1 [Member] | Money Market [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost	6,093	4,923
Aggregate fair value	6,093	4,923
Cash and cash equivalents	6,093	4,923
Level 1 [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost	152,140	128,451
Aggregate fair value	152,140	128,451
Marketable securities	152,140	128,451
Level 1 [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost	15,932	8,132
Unrealized gains	2	2
Aggregate fair value	15,934	8,134
Marketable securities	15,934	8,134
Level 1 [Member] | US Treasuries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost		25,198
Unrealized losses		(28)
Aggregate fair value		25,170
Marketable securities		25,170
Level 1 [Member] | Discretionary Investment Portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost		22,959
Aggregate fair value		22,959
Marketable securities		22,959
Level 1 [Member] | Foreign Government Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost or Amortized Cost	8,283	11,981
Unrealized losses	(523)	(2,352)
Aggregate fair value	7,760	9,629
Marketable securities	$ 8,283	$ 11,421